Share Option Activities, Stock Options Granted by Red 5 (Detail) (Stock options and ordinary shares granted by Red 5, USD $)	12 Months Ended		82 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Stock options and ordinary shares granted by Red 5
Number of Options
Outstanding at beginning of period	19,684,602
Granted	1,921,422		28,963,258
Exercised	(5,000)
Forfeited	(67,351)
Outstanding at end of period	21,533,673	19,684,602	21,533,673
Vested and expected at end of period	21,506,496		21,506,496
Exercisable at end of period	9,302,929		9,302,929
Weighted-Average Exercise Price Per Option
Outstanding at beginning of period	$ 0.129
Granted	$ 0.116
Exercised	$ 0.124
Forfeited	$ 0.137
Outstanding at end of period	$ 0.128	$ 0.129	$ 0.128
Vested and expected at end of period	$ 0.128		$ 0.128
Exercisable at end of period	$ 0.132		$ 0.132
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 2 months 9 days	4 years 11 months 12 days
Vested and expected at end of period	4 years 2 months 9 days
Exercisable at end of period	3 years 7 months 10 days
Aggregate Intrinsic Value
Outstanding at beginning of period	$ 74,867
Outstanding at end of period	21,815	74,867	21,815
Vested and expected at end of period	21,815		21,815
Exercisable at end of period	$ 21,815		$ 21,815